Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 111,626	$ 1,127	$ (110,311)	$ 2,442
Balance (in Shares) at Dec. 31, 2019	120,652,683
Deemed dividends related to the warrants exercise		715		(715)
Issuance of share capital and warrants, net of issuance expenses		17,683			17,683
Issuance of share capital and warrants, net of issuance expenses (in Shares)	341,766,780
Issuance of share capital		75			75
Issuance of share capital (in Shares)	1,350,000
Share-based payments		317			317
Net loss				(14,443)	(14,443)
Balance at Dec. 31, 2020		130,416	1,127	(125,469)	6,074
Balance (in Shares) at Dec. 31, 2020	463,769,463
Issuance of share capital due to warrants exercise, net of issuance expenses of $ 980 (Note 10b(9), 10b(11) and 10b(12))		11,767			11,767
Issuance of share capital due to warrants exercise, net of issuance expenses of $ 980 (Note 10b(9), 10b(11) and 10b(12)) (in Shares)	293,926,830
Issuance of share capital in exchange for services		68			68
Issuance of share capital in exchange for services (in Shares)	1,050,000
dividends related to the warrants exercise		2,590		(2,590)
Issuance of share capital and warrants, net of issuance expenses		8,690			8,690
Issuance of share capital and warrants, net of issuance expenses (in Shares)	57,000,000
Share-based payments		398			398
Net loss				(12,615)	(12,615)
Balance at Dec. 31, 2021		153,929	1,127	(140,674)	14,382
Balance (in Shares) at Dec. 31, 2021	815,746,293
Share-based payments		263			263
Net loss				(10,173)	(10,173)
Balance at Dec. 31, 2022		$ 154,192	$ 1,127	$ (150,847)	$ 4,472
Balance (in Shares) at Dec. 31, 2022	815,746,293